As filed with the Securities and Exchange Commission on August 19, 2011

Registration No. 333-89661; 811-09645

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☒

Pre-Effective Amendment No.

☐

Post-Effective Amendment No. 99

☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

☒

Amendment No. 100

(Check appropriate box or boxes)

COLUMBIA FUNDS SERIES TRUST

(Exact Name of Registrant as specified in Charter)

50606 Ameriprise Financial Center

Minneapolis, MN 55474

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 321-7854

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and Address of Agent for Service)

With copies to:

Robert M. Kurucza, Esq.

Marco E. Adelfio, Esq.

Goodwin Procter LLP

901 New York Avenue, NW

Washington, DC 20001

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates solely to the Registrant’s Columbia California Intermediate Municipal Bond Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia LifeGoal® Income Portfolio, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Masters International Equity Portfolio, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia Short Term Municipal Bond Fund, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Virginia Intermediate Municipal Bond Fund, Corporate Bond Portfolio and Mortgage- and Asset-Backed Portfolio. Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant is neither amended nor suspended hereby.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Columbia Funds Series Trust, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 19th day of August, 2011.

COLUMBIA FUNDS SERIES TRUST

By:	/s/ J. Kevin Connaughton
Name: Title:	J. Kevin Connaughton President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ J. Kevin Connaughton J. Kevin Connaughton	President (Principal Executive Officer)	August 19, 2011

/s/ Michael G. Clarke* Michael G. Clarke	Chief Financial Officer (Principal Financial Officer)	August 19, 2011

/s/ Joseph F. DiMaria Joseph F. DiMaria	Chief Accounting Officer (Principal Accounting Officer)	August 19, 2011

/s/ Stephen R. Lewis, Jr.* Stephen R. Lewis, Jr.	Chairman of the Board	August 19, 2011

/s/ Kathleen A. Blatz* Kathleen A. Blatz	Trustee	August 19, 2011

/s/ Edward J. Boudreau, Jr.* Edward J. Boudreau, Jr.	Trustee	August 19, 2011

/s/ Pamela G. Carlton* Pamela G. Carlton	Trustee	August 19, 2011

/s/ William P. Carmichael* William P. Carmichael	Trustee	August 19, 2011

/s/ Patricia M. Flynn* Patricia M. Flynn	Trustee	August 19, 2011

/s/ William A. Hawkins* William A. Hawkins	Trustee	August 19, 2011

/s/ R. Glenn Hilliard* R. Glenn Hilliard	Trustee	August 19, 2011

/s/ John F. Maher* John F. Maher	Trustee	August 19, 2011

/s/ John J. Nagorniak* John J. Nagorniak	Trustee	August 19, 2011

/s/ Catherine James Paglia* Catherine James Paglia	Trustee	August 19, 2011

/s/ Leroy C. Richie* Leroy C. Richie	Trustee	August 19, 2011

/s/ Anthony M. Santomero* Anthony M. Santomero	Trustee	August 19, 2011

/s/ Minor M. Shaw* Minor M. Shaw	Trustee	August 19, 2011

/s/ Alison Taunton-Rigby* Alison Taunton-Rigby	Trustee	August 19, 2011

/s/ William F. Truscott* William F. Truscott	Trustee	August 19, 2011

*By:	/s/ Ryan C. Larrenaga
Ryan C. Larrenaga Attorney-in-Fact** August 19, 2011

**	Executed by Ryan C. Larrenaga on behalf of each of the Trustees pursuant to a Power of Attorney dated June 8, 2011 and incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement of the Registrant on Form N-1A, filed with the Commission on June 28, 2011 and on behalf of Michael G. Clarke pursuant to a Power of Attorney dated May 1, 2010, which is filed herewith.

EXHIBIT INDEX

Exhibit No.	Description

EX-99(q)(3)	Power of Attorney for Michael G. Clarke, dated May 1, 2010

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase